Segment Information - Summary of Statement of Cash Flows Business (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Net income	¥ 5,071,421	¥ 2,492,967	¥ 2,874,614
Depreciation and amortization	2,087,066	2,039,904	1,821,880
Share of profit (loss) of investments accounted for using the equity method	(763,137)	(643,063)	(560,346)
Income tax expense	1,893,665	1,175,765	1,115,918
Interest received	2,292,156	1,516,404	835,739
Dividends received	587,259	460,351	347,387
Interest paid	(1,148,392)	(593,216)	(418,043)
Income taxes paid, net of refunds	(1,124,322)	(1,297,224)	(809,763)
Net cash provided by (used in) operating activities	4,206,373	2,955,076	3,722,615
Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(1,846,447)	(1,450,196)	(1,197,266)
Additions to equipment leased to others	(2,867,660)	(1,907,356)	(2,286,893)
Proceeds from sales of fixed assets excluding equipment leased to others	154,985	56,436	37,749
Proceeds from sales of equipment leased to others	2,008,634	1,659,161	1,542,132
Additions to intangible assets	(334,287)	(348,280)	(346,085)
Additions to public and corporate bonds and stocks	(2,972,779)	(1,150,214)	(2,427,911)
Other, net	(1,392,565)	207,829	1,898,143
Net cash provided by (used in) investing activities	(4,998,751)	(1,598,890)	(577,496)
Cash flows from financing activities
Increase (decrease) in short-term debt	401,740	239,689	(579,216)
Proceeds from long-term debt	12,057,349	9,276,918	8,122,678
Payments of long-term debt	(8,752,329)	(8,353,033)	(8,843,665)
Dividends paid to Toyota Motor Corporation common shareholders	(880,197)	(727,980)	(709,872)
Dividends paid to non-controlling interests	(90,309)	(84,986)	(51,723)
Other, net	(7,627)	24,310
Net cash provided by (used in) financing activities	2,497,558	(56,180)	(2,466,516)
Effect of exchange rate changes on cash and cash equivalents	189,914	103,305	334,195
Net increase (decrease) in cash and cash equivalents	1,895,094	1,403,311	1,012,798
Cash and cash equivalents at beginning of year	7,516,966	6,113,655	5,100,857
Cash and cash equivalents at end of year	9,412,060	7,516,966	6,113,655
Non-Financial Services Businesses [Member]
Cash flows from operating activities
Net income	4,657,913	2,188,893	2,388,928
Depreciation and amortization	1,303,053	1,240,749	1,060,079
Share of profit (loss) of investments accounted for using the equity method	(752,779)	(633,324)	(552,515)
Income tax expense	1,741,885	1,040,864	944,594
Changes in operating assets and liabilities, and other	120,731	463,871	(572,082)
Interest received	454,713	234,945	100,118
Dividends received	582,022	454,752	342,646
Interest paid	(104,008)	(28,206)	(40,780)
Income taxes paid, net of refunds	(1,033,448)	(1,280,341)	(544,887)
Net cash provided by (used in) operating activities	6,970,082	3,682,203	3,126,101
Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(1,815,239)	(1,439,724)	(1,186,900)
Additions to equipment leased to others	(153,324)	(147,792)	(151,456)
Proceeds from sales of fixed assets excluding equipment leased to others	152,830	54,572	36,219
Proceeds from sales of equipment leased to others	47,557	44,195	45,183
Additions to intangible assets	(317,606)	(333,295)	(335,436)
Additions to public and corporate bonds and stocks	(2,639,166)	(503,977)	(1,904,588)
Proceeds from sales of public and corporate bonds and stocks and upon maturity of public and corporate bonds	1,757,282	892,814	1,989,345
Other, net	(1,386,377)	236,351	1,856,069
Net cash provided by (used in) investing activities	(4,354,045)	(1,196,856)	348,436
Cash flows from financing activities
Increase (decrease) in short-term debt	66,953	142,688	(164,899)
Proceeds from long-term debt	533,333	474,535	513,371
Payments of long-term debt	(634,215)	(637,982)	(1,818,653)
Dividends paid to Toyota Motor Corporation common shareholders	(880,197)	(727,980)	(709,872)
Dividends paid to non-controlling interests	(85,991)	(79,782)	(49,629)
Reissuance (repurchase) of treasury stock	(231,069)	(431,099)	(404,718)
Other, net	(7,570)	21,458
Net cash provided by (used in) financing activities	(1,238,756)	(1,238,161)	(2,634,401)
Effect of exchange rate changes on cash and cash equivalents	(32,862)	1,690	185,237
Net increase (decrease) in cash and cash equivalents	1,344,419	1,248,876	1,025,373
Cash and cash equivalents at beginning of year	5,548,398	4,299,522	3,274,149
Cash and cash equivalents at end of year	6,892,817	5,548,398	4,299,522
Financial Services Business [Member]
Cash flows from operating activities
Net income	420,000	297,600	485,690
Depreciation and amortization	784,013	799,156	761,801
Interest income and interest costs related to financial services, net	(734,880)	(703,971)	(360,837)
Share of profit (loss) of investments accounted for using the equity method	(10,357)	(9,739)	(7,831)
Income tax expense	151,785	134,903	171,327
Changes in operating assets and liabilities, and other	(4,100,301)	(1,958,779)	(623,051)
Interest received	1,858,816	1,291,100	742,364
Dividends received	5,236	5,599	4,740
Interest paid	(1,065,757)	(574,650)	(384,006)
Income taxes paid, net of refunds	(90,874)	(16,883)	(264,876)
Net cash provided by (used in) operating activities	(2,782,318)	(735,664)	525,321
Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(31,208)	(10,472)	(10,366)
Additions to equipment leased to others	(2,714,336)	(1,759,564)	(2,135,437)
Proceeds from sales of fixed assets excluding equipment leased to others	2,155	1,865	1,530
Proceeds from sales of equipment leased to others	1,961,077	1,614,965	1,496,949
Additions to intangible assets	(16,680)	(14,985)	(10,650)
Additions to public and corporate bonds and stocks	(333,613)	(646,237)	(523,323)
Proceeds from sales of public and corporate bonds and stocks and upon maturity of public and corporate bonds	494,085	440,915	213,291
Other, net	14,732	(30,385)	113,635
Net cash provided by (used in) investing activities	(623,788)	(403,898)	(854,370)
Cash flows from financing activities
Increase (decrease) in short-term debt	339,666	171,293	(488,495)
Proceeds from long-term debt	11,620,147	8,892,261	7,800,854
Payments of long-term debt	(8,221,432)	(7,868,820)	(7,142,750)
Dividends paid to non-controlling interests	(4,318)	(5,204)	(2,094)
Other, net	(57)	2,853
Net cash provided by (used in) financing activities	3,734,005	1,192,382	167,516
Effect of exchange rate changes on cash and cash equivalents	222,776	101,615	148,958
Net increase (decrease) in cash and cash equivalents	550,675	154,436	(12,575)
Cash and cash equivalents at beginning of year	1,968,568	1,814,133	1,826,707
Cash and cash equivalents at end of year	¥ 2,519,244	¥ 1,968,568	¥ 1,814,133